CERTIFICATION



Pursuant to Rule 497(j), Annuity Investors Life Insurance Company(R) Variable Account A, 33-59861(1933 Act File No. 33-59861, 1940 Act File No. 811-07299)
("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement and (b) that Amendment No. 6 was filed electronically.



Dated: May 4, 2001
                                  By: /s/ Mark F. Muething
                                          Mark F. Muething